KALMAR POOLED INVESTMENT TRUST

Kalmar “Growth-with-Value” Small Cap Fund            (KGSCX)

Supplement Dated September 1, 2010 to the

Prospectus dated April 28, 2010

THIS SUPPLEMENT PROVIDES NOTICE OF CHANGES IN THE PROSPECTUS AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Fund’s minimum investment has been changed from $10,000 to $2,500 and the subsequent minimum investment has been changed from $1,000 to $500.

Accordingly, effective immediately:

•	Under the section entitled “Summary Section – Purchase and Sale of Fund Shares” on page 4, the table is deleted and replaced in its entirety with the following:

Minimum Initial Investment	Subsequent Minimum Investment
$2,500	$500
$1,000 (for qualified retirement accounts)	$0 (for qualified retirement accounts)

•	Under the section entitled “How to Purchase Shares – Automatic Investment Plan” on page 12, the third sentence is deleted and replaced in its entirety with the following:

Under the Plan, BNY Mellon, at regular intervals, will automatically debit your bank account in an amount of $100 or more (subsequent to the $2,500 minimum initial investment), as specified by you.

On July 1, 2010, The Bank of New York Mellon Corporation completed the purchase of PNC Global Investment Servicing Inc. and its subsidiaries, including PNC Global Investment Servicing (U.S.) Inc., Kalmar “Growth-with-Value” Small Cap Fund’s (the “Fund”) administrator, fund accounting agent and transfer agent, and PFPC Distributors, Inc., the Funds’ principal underwriter, from The PNC Financial Services Group, Inc. Also, on July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. Accordingly, effective July 1, 2010, all references to “PNC Global Investment Servicing (U.S.) Inc.” or “PNC Global Investment Servicing” and “PNC” are replaced by references to “BNY Mellon Investment Servicing (US) Inc.” and “BNY Mellon,” respectively.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE